Basis of Presentation	6 Months Ended
Jun. 30, 2011
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

The accompanying unaudited condensed financial statements and the related disclosures of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial reporting and as required by Regulation S-X, Rule 10-01.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (including those which are normal and recurring) considered necessary for a fair presentation of the interim financial information have been included. When preparing financial statements in conformity with GAAP, the Company must make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses and related disclosures at the date of the financial statements. Actual results could differ from those estimates. Additionally, operating results for the three and six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for any other interim period or for the fiscal year ending December 31, 2011. For further information, refer to the financial statements and footnotes included in the Company’s audited financial statements for the year ended December 31, 2010 included on Form 8-K as filed with the Securities and Exchange Commission (“SEC”) on May 23, 2011, as amended on July 20, 2011. The accompanying unaudited condensed financial statements and the related disclosures take into account the Merger and Short-Form Merger transactions.  In addition, all historical share and per share amounts in the financial statements relating to the Former Operating Company have been retroactively adjusted for all periods presented to give effect to the 15:1 reverse stock split of all of the Former Operating Company’s capital stock (the “Reverse Stock Split”), including reclassifying an amount equal to the reduction in par value to additional paid-in-capital, approved by the Former Operating Company’s Board of Directors prior to the Merger on May 17, 2011.

Merger

As described above, the Company completed a reverse merger transaction with the Former Operating Company on May 17, 2011, pursuant to which the Company changed its name from MPM Acquisition Corp. to Radius Health, Inc. and assumed the operations of the Former Operating Company.

As of the effective time of the Merger (the “Effective Time”), the legal existence of MergerCo ceased and all of the shares of the Former Operating Company’s common stock, par value $0.01 per share, and shares of the Former Operating Company’s preferred stock, par value $0.01 per share, that were outstanding immediately prior to the Merger were cancelled and converted into the right to receive shares of the Company’s common or preferred stock, as applicable.  Each outstanding share of the Former Operating Company common stock outstanding immediately prior to the Effective Time was automatically converted into the right to receive one share of the Company’s common stock, $0.0001 par value per share (the “Common Stock”) and each outstanding share of the Company’s preferred stock outstanding immediately prior to the Effective Time was automatically converted into the right to receive one-tenth of one share of the Company’s preferred stock, $0.0001 par value per share (the “Preferred Stock”) as consideration for the Merger.  The December 31, 2010 financial statements, specifically common stock and additional paid-in-capital, have been adjusted to reflect the change in common stock par value.

The Company assumed all options and warrants of the Former Operating Company outstanding immediately prior to the Effective Time, which became exercisable for shares of the Company’s Common Stock or Preferred Stock, as the case may be.

Contemporaneously with the closing of the Merger, pursuant to the terms of a Redemption Agreement dated April 25, 2011 by and among the Company and its then-current stockholder, the Company completed the repurchase of 5,000,000 shares of Common Stock from its former sole stockholder in consideration of an aggregate of $50,000. The 5,000,000 shares constituted all of the then issued and outstanding shares of the Company’s capital stock, on a fully-diluted basis, immediately prior to the Merger.

Upon completion of the Merger and the Redemption, the former stockholders of the Former Operating Company held 100% of the outstanding shares of capital stock of the Company.

Pursuant to the Merger, the Company assumed all of the Former Operating Company’s obligations under its existing contracts. In particular, the Company has assumed the rights and obligations of the Former Operating Company under that certain Series A-1 Convertible Preferred Stock Purchase Agreement, dated as of April 25, 2011, as amended, (the “Purchase Agreement”) with that certain investors listed therein (the “Investors”) pursuant to which, among other things, the Company is obligated to issue and sell to the Investors up to an aggregate of 789,553 shares of Series A-1 Convertible Preferred Stock, par value $.01 per share (the “Series A-1”), each at a purchase price per share of $81.42, to be completed in three closings for cash proceeds of $64.3 million.  The transactions covered by the Purchase Agreement are referred to herein as the “Series A-1 Financing”.  An initial closing was completed on May 17, 2011 by the Former Operating Company prior to the Merger. Upon notice from the Company, the Investors are obligated to purchase, and the Company is obligated to issue, an additional 263,178 shares of Series A-1 at the Stage II Closing in exchange for cash proceeds of $21.4 million and an additional 263,180 shares of Series A-1 at the Stage III Closing in exchange for cash proceeds of $21.4 million.  There are no conditions to funding if the Company notifies the Investors of any such closing.